NOTE PAYABLE (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of note payable
	June 30,	December 31,
	2022	2021
Balance at beginning of the period	$-	$-
Additions	4,665	-
Repayments	-	-
Unwinding of fair value adjustment	92	-
Balance at end of the period	4,757	-
Less: Current portion	(4,757)	-
Non-current portion	$-	$-